Current financial assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Total Current Financial Assets
Financial assets	$ 886,401	$ 1,391,808
Minimum
Total Current Financial Assets
Maturity Term of Financial Assets	3 months
Maximum
Total Current Financial Assets
Maturity Term of Financial Assets	12 months
Money market funds
Total Current Financial Assets
Financial assets	$ 113,215	46,162
Term accounts
Total Current Financial Assets
Financial assets	$ 773,186	$ 1,345,646